Customer accounts and amounts due to banks - Additional information (Details)	Dec. 31, 2019	Dec. 31, 2018
Maximum
Disclosure of amounts due to customers and amounts due to banks
Interest rate on customer accounts and amounts due to banks	6.00%	6.00%